Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Jan. 11, 2024		Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024
T-REX 2X LONG APPLE DAILY TARGET ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	[1]	$ 9,724.491	$ 9,255.335714	$ 8,204.993286	$ 7,962.43985	$ 10,013.75548	$ 11,812.00935	$ 12,934.56423	$ 13,582.4196	$ 13,866.82447	$ 12,865.31931	$ 14,084.59344	$ 15,500
T-REX 2X LONG ALPHABET DAILY TARGET ETF
Account Value [Line Items]
Accumulated Value	10,000	[2]	9,587.2	9,173.59	10,726.99	12,229.73	13,492.93	14,865.68	13,022.57	11,664.02	11,802.31	12,427.35	11,923.05	14,619.64
T-REX 2X LONG MICROSOFT DAILY TARGET ETF
Account Value [Line Items]
Accumulated Value	10,000	[3]	10,715.46	11,490.96	11,729.94	9,883.84	11,118.14	12,741.49	10,990.79	10,811	11,350.9	9,955.6	10,720.6	10,474.99
S&P 500® Index
Account Value [Line Items]
Accumulated Value	$ 10,000	[1]	$ 10,135.22	$ 10,696.4	$ 11,019.91	$ 10,569.8	$ 11,093.9	$ 11,491.98	$ 11,631.86	$ 11,914.01	$ 12,168.46	$ 12,058.11	$ 12,765.93	$ 12,461.62

[1]	Inception
[2]	Inception
[3]	Inception